American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2024

Diversified Bond - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 36.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	882,930	852,450
FNMA, VRN, 3.10%, (1-year RFUCC plus 1.61%), 4/1/47	534,581	515,349
		1,367,799
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 36.9%
FHLMC, 6.00%, 9/1/35	855,917	883,284
FHLMC, 2.00%, 6/1/36	29,131,077	25,940,317
FHLMC, 6.00%, 2/1/38	487,319	506,043
FHLMC, 3.50%, 2/1/49	31,847,863	28,592,253
FHLMC, 3.00%, 1/1/50	22,368,921	19,060,163
FHLMC, 3.50%, 5/1/50	4,621,291	4,143,691
FHLMC, 2.50%, 10/1/50	22,099,782	18,226,838
FHLMC, 2.50%, 5/1/51	7,907,910	6,521,537
FHLMC, 3.50%, 5/1/51	20,256,236	18,186,869
FHLMC, 3.00%, 7/1/51	11,461,203	9,843,393
FHLMC, 2.00%, 8/1/51	25,059,390	19,684,095
FHLMC, 2.50%, 8/1/51	23,375,093	19,235,502
FHLMC, 2.50%, 10/1/51	13,196,878	10,921,655
FHLMC, 3.00%, 12/1/51	17,749,652	15,159,391
FHLMC, 3.00%, 2/1/52	16,660,617	14,278,370
FHLMC, 3.50%, 5/1/52	13,137,241	11,744,360
FHLMC, 4.00%, 5/1/52	21,336,426	19,559,553
FHLMC, 4.00%, 5/1/52	15,781,597	14,564,661
FHLMC, 3.00%, 6/1/52	8,043,273	6,899,134
FHLMC, 4.00%, 6/1/52	64,444,893	59,488,924
FHLMC, 5.00%, 7/1/52	8,881,850	8,647,712
FHLMC, 4.50%, 8/1/52	6,381,656	6,073,693
FHLMC, 4.50%, 10/1/52	32,844,425	30,992,034
FHLMC, 4.50%, 10/1/52	30,750,759	28,988,318
FHLMC, 4.50%, 10/1/52	12,547,243	11,830,527
FHLMC, 5.50%, 11/1/52	8,422,720	8,341,142
FHLMC, 6.00%, 11/1/52	46,760,443	47,409,114
FHLMC, 5.50%, 12/1/52	7,900,800	7,857,285
FHLMC, 6.00%, 1/1/53	27,336,990	27,482,515
FHLMC, 6.50%, 11/1/53	25,952,274	26,582,880
FHLMC, 5.50%, 4/1/54	25,875,908	25,698,511
FNMA, 6.00%, 12/1/33	374,292	381,732
FNMA, 2.00%, 5/1/36	11,481,017	10,278,313
FNMA, 6.00%, 9/1/37	616,307	638,871
FNMA, 6.00%, 11/1/37	520,191	538,966
FNMA, 4.50%, 4/1/39	664,390	644,386
FNMA, 4.50%, 5/1/39	1,869,797	1,813,502
FNMA, 6.50%, 5/1/39	303,321	313,442
FNMA, 4.50%, 9/1/39	630,835	611,837
FNMA, 4.50%, 10/1/39	3,187,116	3,091,132
FNMA, 4.50%, 11/1/40	418,958	406,342
FNMA, 3.50%, 12/1/40	66,763	60,946
FNMA, 4.00%, 8/1/41	2,842,958	2,683,391
FNMA, 4.50%, 9/1/41	405,972	393,317

FNMA, 3.50%, 10/1/41	2,849,037	2,599,048
FNMA, 3.50%, 12/1/41	2,206,737	2,011,865
FNMA, 4.00%, 12/1/41	1,343,340	1,267,367
FNMA, 3.50%, 2/1/42	3,234,868	2,949,327
FNMA, 3.50%, 5/1/42	602,170	548,911
FNMA, 3.50%, 6/1/42	8,326,332	7,589,911
FNMA, 3.50%, 8/1/42	5,626,656	5,128,859
FNMA, 3.50%, 9/1/42	1,024,589	933,736
FNMA, 4.00%, 11/1/45	1,136,100	1,055,768
FNMA, 4.00%, 11/1/45	941,630	874,757
FNMA, 4.00%, 2/1/46	1,776,570	1,650,434
FNMA, 4.00%, 4/1/46	2,635,224	2,448,667
FNMA, 3.00%, 5/1/50	2,815,689	2,455,654
FNMA, 2.50%, 6/1/50	23,364,078	19,295,185
FNMA, 2.50%, 10/1/50	34,868,689	28,635,344
FNMA, 2.50%, 12/1/50	10,321,817	8,426,539
FNMA, 2.50%, 2/1/51	49,488,268	40,838,879
FNMA, 2.00%, 3/1/51	3,315,909	2,598,696
FNMA, 3.00%, 6/1/51	1,391,224	1,211,247
FNMA, 2.50%, 12/1/51	22,020,639	18,248,511
FNMA, 2.00%, 2/1/52	6,661,142	5,279,323
FNMA, 2.50%, 2/1/52	9,612,972	7,922,031
FNMA, 3.00%, 2/1/52	35,702,109	30,552,680
FNMA, 3.00%, 2/1/52	29,317,385	25,115,078
FNMA, 3.00%, 2/1/52	16,517,974	14,135,409
FNMA, 2.00%, 3/1/52	44,080,522	34,804,277
FNMA, 2.50%, 3/1/52	27,315,216	22,568,934
FNMA, 3.00%, 4/1/52	10,422,767	8,919,078
FNMA, 3.50%, 4/1/52	8,118,041	7,192,790
FNMA, 4.00%, 4/1/52	20,897,769	19,215,776
FNMA, 4.00%, 4/1/52	9,173,532	8,468,079
FNMA, 4.00%, 4/1/52	6,666,588	6,125,324
FNMA, 3.00%, 5/1/52	15,937,291	13,787,523
FNMA, 3.50%, 5/1/52	32,098,073	28,523,472
FNMA, 3.50%, 5/1/52	26,751,285	23,721,198
FNMA, 3.50%, 5/1/52	24,267,618	21,794,683
FNMA, 4.00%, 5/1/52	32,266,503	29,585,022
FNMA, 3.00%, 6/1/52	6,587,983	5,699,991
FNMA, 3.50%, 6/1/52	26,960,000	24,274,697
FNMA, 4.50%, 7/1/52	17,517,735	16,517,101
FNMA, 5.00%, 8/1/52	50,779,478	49,194,104
FNMA, 4.50%, 9/1/52	12,222,867	11,664,355
FNMA, 5.00%, 9/1/52	13,890,147	13,527,328
FNMA, 5.00%, 10/1/52	46,677,765	45,242,048
FNMA, 5.50%, 10/1/52	23,749,106	23,491,980
FNMA, 5.00%, 1/1/53	38,835,171	37,645,556
FNMA, 5.50%, 1/1/53	47,403,021	46,906,836
FNMA, 5.50%, 1/1/53	45,247,119	44,823,200
FNMA, 6.50%, 1/1/53	39,880,052	40,900,707
FNMA, 5.00%, 2/1/53	10,612,411	10,284,352
FNMA, 6.00%, 9/1/53	27,097,754	27,307,973
FNMA, 6.00%, 9/1/53	26,161,669	26,466,703
FNMA, 5.50%, 3/1/54	52,296,877	51,694,003
FNMA, 6.00%, 5/1/54	28,963,337	29,168,099
GNMA, 2.50%, TBA	52,974,000	44,245,706

GNMA, 5.00%, TBA	28,137,000	27,298,385
GNMA, 7.00%, 4/20/26	114	117
GNMA, 7.50%, 8/15/26	360	362
GNMA, 8.00%, 8/15/26	50	50
GNMA, 8.00%, 6/15/27	1,031	1,034
GNMA, 6.50%, 3/15/28	1,588	1,601
GNMA, 6.50%, 5/15/28	3,463	3,507
GNMA, 7.00%, 5/15/31	4,988	5,147
GNMA, 6.00%, 7/15/33	219,243	222,861
GNMA, 4.50%, 8/15/33	418,128	409,285
GNMA, 6.00%, 9/20/38	173,277	181,688
GNMA, 6.00%, 1/20/39	63,895	66,429
GNMA, 6.00%, 2/20/39	65,068	67,649
GNMA, 4.50%, 4/15/39	321,579	308,466
GNMA, 4.50%, 6/15/39	504,017	489,677
GNMA, 5.00%, 9/15/39	15,621	15,607
GNMA, 5.00%, 10/15/39	250,121	249,654
GNMA, 4.50%, 1/15/40	458,617	444,625
GNMA, 4.00%, 11/20/40	632,671	599,783
GNMA, 4.00%, 12/15/40	241,562	225,834
GNMA, 4.50%, 12/15/40	954,699	925,172
GNMA, 4.50%, 6/15/41	190,220	183,864
GNMA, 3.50%, 6/20/42	4,731,767	4,334,447
GNMA, 3.50%, 4/20/43	1,280,187	1,170,562
GNMA, 3.00%, 5/20/50	8,066,584	7,031,923
GNMA, 3.00%, 7/20/50	21,342,889	18,530,649
GNMA, 2.00%, 10/20/50	74,168,737	59,415,836
GNMA, 2.50%, 11/20/50	28,551,631	23,450,571
GNMA, 2.50%, 2/20/51	20,560,345	17,192,404
GNMA, 3.50%, 2/20/51	2,000,603	1,800,916
GNMA, 3.50%, 6/20/51	14,382,698	12,942,653
GNMA, 3.00%, 7/20/51	20,019,432	17,394,765
GNMA, 4.00%, 9/20/52	60,870,776	56,160,776
GNMA, 4.50%, 9/20/52	58,397,145	55,337,390
GNMA, 4.50%, 10/20/52	47,399,225	44,908,433
GNMA, 5.50%, 4/20/53	32,067,637	31,913,308
UMBS, 4.00%, TBA	52,449,000	47,966,425
UMBS, 4.50%, TBA	113,900,000	107,137,595
		2,121,123,512
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,209,794,491)		2,122,491,311
CORPORATE BONDS — 21.9%
Aerospace and Defense — 0.4%
Boeing Co., 6.53%, 5/1/34	8,050,000	8,437,437
L3Harris Technologies, Inc., 4.85%, 4/27/35	4,945,000	4,713,351
Northrop Grumman Corp., 4.90%, 6/1/34	3,076,000	3,001,830
Northrop Grumman Corp., 5.15%, 5/1/40	3,598,000	3,447,048
RTX Corp., 6.40%, 3/15/54	4,075,000	4,436,354
		24,036,020
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29	7,005,000	7,177,103
GXO Logistics, Inc., 6.50%, 5/6/34	3,733,000	3,828,852
United Parcel Service, Inc., 5.50%, 5/22/54	3,290,000	3,209,201
		14,215,156

Automobiles — 0.8%
American Honda Finance Corp., 4.95%, 1/9/26	8,290,000	8,308,231
Ford Motor Credit Co. LLC, 5.85%, 5/17/27	3,225,000	3,260,465
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,835,078
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	4,461,000	4,426,776
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	6,350,000	6,215,912
General Motors Financial Co., Inc., 5.60%, 6/18/31	4,370,000	4,393,995
General Motors Financial Co., Inc., 5.95%, 4/4/34	3,491,000	3,510,995
Hyundai Capital America, 6.50%, 1/16/29(1)	2,111,000	2,204,297
Toyota Motor Credit Corp., 5.55%, 11/20/30	7,055,000	7,273,001
		45,428,750
Banks — 4.0%
Bank of America Corp., VRN, 5.29%, 4/25/34	17,845,000	17,701,959
Bank of America Corp., VRN, 5.47%, 1/23/35	10,115,000	10,130,649
Bank of America Corp., VRN, 5.52%, 10/25/35	8,430,000	8,246,830
BNP Paribas SA, VRN, 2.22%, 6/9/26(1)	6,000,000	5,923,614
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	4,335,000	4,355,198
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	4,430,000	4,437,500
BPCE SA, VRN, 7.00%, 10/19/34(1)	4,160,000	4,435,374
Citigroup, Inc., VRN, 6.27%, 11/17/33	6,045,000	6,340,960
Citigroup, Inc., VRN, 5.83%, 2/13/35	8,650,000	8,611,757
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	4,065,000	4,124,921
Discover Bank, 3.45%, 7/27/26	5,580,000	5,458,281
DNB Bank ASA, VRN, 4.85%, 11/5/30(1)	15,000,000	14,835,317
Intesa Sanpaolo SpA, 3.875%, 7/14/27(1)	2,800,000	2,706,160
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	8,245,000	9,253,188
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	4,901,000	4,951,379
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	12,845,000	13,325,940
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	3,785,000	3,762,635
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	12,298,000	12,585,070
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	3,349,000	3,314,941
JPMorgan Chase & Co., VRN, 4.95%, 10/22/35	5,710,000	5,503,815
PNC Bank NA, VRN, 4.78%, 1/15/27	5,950,000	5,953,512
Skandinaviska Enskilda Banken AB, 1.20%, 9/9/26(1)	6,000,000	5,678,102
Synchrony Bank, 5.40%, 8/22/25	3,102,000	3,106,701
U.S. Bancorp, VRN, 5.73%, 10/21/26	4,465,000	4,496,507
Wells Fargo & Co., 3.55%, 9/29/25	12,335,000	12,239,545
Wells Fargo & Co., VRN, 6.30%, 10/23/29	8,730,000	9,087,695
Wells Fargo & Co., VRN, 5.39%, 4/24/34	6,490,000	6,420,594
Wells Fargo & Co., VRN, 5.56%, 7/25/34	3,512,000	3,508,684
Wells Fargo & Co., VRN, 5.01%, 4/4/51	5,630,000	5,004,127
Westpac Banking Corp., VRN, 2.89%, 2/4/30	12,220,000	12,193,885
Westpac Banking Corp., VRN, 5.62%, 11/20/35	9,875,000	9,709,714
		227,404,554
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	12,295,000	11,672,844
Biotechnology — 0.3%
AbbVie, Inc., 2.95%, 11/21/26	5,400,000	5,248,251
AbbVie, Inc., 5.35%, 3/15/44	4,344,000	4,237,499
AbbVie, Inc., 5.40%, 3/15/54	2,768,000	2,666,898
Amgen, Inc., 5.65%, 3/2/53	7,660,000	7,380,429
		19,533,077
Capital Markets — 2.2%
Blackstone Private Credit Fund, 7.30%, 11/27/28	1,772,000	1,864,439
Blackstone Private Credit Fund, 5.95%, 7/16/29	1,630,000	1,641,626

Blue Owl Capital Corp., 2.875%, 6/11/28	4,030,000	3,666,989
Blue Owl Capital Corp., 5.95%, 3/15/29	8,186,000	8,222,006
Blue Owl Credit Income Corp., 6.60%, 9/15/29(1)	9,250,000	9,445,965
Charles Schwab Corp., VRN, 6.20%, 11/17/29	2,604,000	2,715,113
Charles Schwab Corp., VRN, 6.14%, 8/24/34	3,330,000	3,497,908
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	21,105,000	22,119,937
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	3,222,000	3,155,677
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	4,549,000	4,636,903
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	5,170,000	4,995,994
Golub Capital BDC, Inc., 7.05%, 12/5/28	5,383,000	5,586,716
Morgan Stanley, VRN, 5.16%, 4/20/29	5,876,000	5,894,345
Morgan Stanley, VRN, 6.41%, 11/1/29	4,340,000	4,534,740
Morgan Stanley, VRN, 6.63%, 11/1/34	12,305,000	13,228,038
Morgan Stanley, VRN, 5.83%, 4/19/35	2,670,000	2,722,059
Morgan Stanley, VRN, 5.52%, 11/19/55	2,700,000	2,604,357
Northern Trust Corp., VRN, 3.375%, 5/8/32	12,731,000	12,218,064
State Street Corp., VRN, 5.75%, 11/4/26	4,465,000	4,502,006
State Street Corp., VRN, 4.68%, 10/22/32	7,883,000	7,655,598
		124,908,480
Chemicals — 0.0%
Dow Chemical Co., 4.375%, 11/15/42	2,075,000	1,704,182
Commercial Services and Supplies — 0.1%
Waste Connections, Inc., 3.20%, 6/1/32	5,511,000	4,825,948
Construction Materials — 0.3%
Martin Marietta Materials, Inc., 5.15%, 12/1/34	10,241,000	10,062,826
Vulcan Materials Co., 5.35%, 12/1/34	3,365,000	3,357,058
Vulcan Materials Co., 5.70%, 12/1/54	2,707,000	2,630,900
		16,050,784
Consumer Finance — 0.3%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	2,540,000	2,558,366
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	4,450,000	4,575,678
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	4,412,000	4,645,550
OneMain Finance Corp., 7.125%, 3/15/26	3,609,000	3,676,532
OneMain Finance Corp., 7.50%, 5/15/31	3,129,000	3,214,848
		18,670,974
Diversified Consumer Services — 0.1%
Duke University, 3.30%, 10/1/46	3,000,000	2,192,043
Novant Health, Inc., 3.17%, 11/1/51	4,025,000	2,671,802
Pepperdine University, 3.30%, 12/1/59	5,873,000	3,654,459
		8,518,304
Diversified REITs — 0.3%
Cousins Properties LP, 5.375%, 2/15/32	7,366,000	7,238,136
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	3,150,000	3,152,174
Kilroy Realty LP, 2.65%, 11/15/33	7,915,000	6,057,153
		16,447,463
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 6.375%, 3/1/41	1,090,000	1,143,098
AT&T, Inc., 4.65%, 6/1/44	2,035,000	1,737,908
AT&T, Inc., 5.45%, 3/1/47	5,475,000	5,186,547
AT&T, Inc., 3.50%, 9/15/53	5,575,000	3,757,434
Sprint Capital Corp., 6.875%, 11/15/28	3,699,000	3,929,292
Sprint Capital Corp., 8.75%, 3/15/32	10,210,000	12,202,925
Verizon Communications, Inc., 2.99%, 10/30/56	8,900,000	5,283,432
		33,240,636

Electric Utilities — 1.4%
Arizona Public Service Co., 5.70%, 8/15/34	5,092,000	5,152,062
Black Hills Corp., 6.00%, 1/15/35	3,576,000	3,689,934
Commonwealth Edison Co., 2.55%, 6/15/26	5,560,000	5,404,167
Commonwealth Edison Co., 5.30%, 2/1/53	2,516,000	2,373,441
Duke Energy Corp., 5.00%, 8/15/52	2,600,000	2,271,768
Duke Energy Corp., 5.80%, 6/15/54	6,620,000	6,458,076
Duke Energy Progress LLC, 4.15%, 12/1/44	7,298,000	5,947,766
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,203,504
Florida Power & Light Co., 4.125%, 2/1/42	10,366,000	8,655,039
MidAmerican Energy Co., 5.85%, 9/15/54	13,372,000	13,605,142
Northern States Power Co., 5.10%, 5/15/53	4,870,000	4,509,336
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	2,200,325
PECO Energy Co., 4.375%, 8/15/52	5,040,000	4,166,617
System Energy Resources, Inc., 5.30%, 12/15/34	6,033,000	5,914,315
Union Electric Co., 5.45%, 3/15/53	3,610,000	3,464,623
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	2,586,000	2,622,142
		78,638,257
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 4.95%, 10/15/34	4,283,000	4,122,229
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	3,542,000	3,413,079
Warnermedia Holdings, Inc., 4.28%, 3/15/32	5,405,000	4,764,356
		8,177,435
Financial Services — 0.7%
Antares Holdings LP, 6.35%, 10/23/29(1)	11,010,000	10,929,174
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	4,350,000	4,357,991
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	5,963,000	5,929,466
Corebridge Financial, Inc., 5.75%, 1/15/34	2,905,000	2,961,058
GE Capital Funding LLC, 4.55%, 5/15/32	5,970,000	5,752,433
Nationwide Building Society, 5.13%, 7/29/29(1)	11,900,000	11,917,174
		41,847,296
Food Products — 0.2%
JDE Peet's NV, 2.25%, 9/24/31(1)	7,952,000	6,460,575
Kraft Heinz Foods Co., 5.00%, 6/4/42	4,885,000	4,393,731
Mars, Inc., 3.875%, 4/1/39(1)	1,779,000	1,491,318
		12,345,624
Gas Utilities — 0.0%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	2,634,000	2,487,017
Ground Transportation — 0.5%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	6,596,000	6,674,876
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	2,576,000	2,426,364
Burlington Northern Santa Fe LLC, 5.50%, 3/15/55	8,250,000	8,111,927
Union Pacific Corp., 3.55%, 8/15/39	7,816,000	6,371,878
United Rentals North America, Inc., 6.00%, 12/15/29(1)	3,000,000	3,028,839
		26,613,884
Health Care Equipment and Supplies — 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	7,485,000	7,573,278
Health Care Providers and Services — 1.5%
Cardinal Health, Inc., 5.35%, 11/15/34	10,125,000	9,913,410
Cencora, Inc., 5.15%, 2/15/35	7,365,000	7,183,368
CVS Health Corp., 6.00%, 6/1/44	7,130,000	6,747,712
CVS Health Corp., 5.625%, 2/21/53	2,145,000	1,903,925
CVS Health Corp., VRN, 6.75%, 12/10/54	1,025,000	1,007,614
CVS Health Corp., VRN, 7.00%, 3/10/55	4,030,000	4,053,597

Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,142,509
HCA, Inc., 5.45%, 4/1/31	2,440,000	2,435,989
Humana, Inc., 5.75%, 4/15/54	3,602,000	3,341,102
Icon Investments Six DAC, 6.00%, 5/8/34	5,291,000	5,344,648
IQVIA, Inc., 6.25%, 2/1/29	7,240,000	7,491,713
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,704,967
Tenet Healthcare Corp., 6.25%, 2/1/27	5,690,000	5,689,981
Tenet Healthcare Corp., 5.125%, 11/1/27	4,701,000	4,608,122
UnitedHealth Group, Inc., 5.50%, 7/15/44	7,249,000	7,036,555
UnitedHealth Group, Inc., 5.05%, 4/15/53	8,885,000	8,006,746
Universal Health Services, Inc., 5.05%, 10/15/34	7,686,000	7,176,404
		86,788,362
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 4.00%, 8/1/28(1)	9,866,000	9,357,614
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	4,532,000	4,524,500
		13,882,114
Household Durables — 0.2%
DR Horton, Inc., 5.00%, 10/15/34	9,895,000	9,559,950
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(1)	6,000,000	5,776,336
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	3,192,000	3,346,686
Insurance — 0.5%
Athene Global Funding, 5.53%, 7/11/31(1)	5,107,000	5,121,818
Beacon Funding Trust, 6.27%, 8/15/54(1)	5,308,000	5,248,093
Lincoln National Corp., 4.375%, 6/15/50	4,053,000	3,141,924
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31	11,770,000	11,629,316
MetLife, Inc., 6.40%, 12/15/66	3,290,000	3,369,546
		28,510,697
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 5.40%, 8/15/54	4,780,000	4,633,112
IT Services — 0.3%
Accenture Capital, Inc., 4.50%, 10/4/34	4,611,000	4,383,616
Kyndryl Holdings, Inc., 3.15%, 10/15/31	9,895,000	8,583,132
Kyndryl Holdings, Inc., 4.10%, 10/15/41	3,516,000	2,792,423
		15,759,171
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 4/1/29(1)	1,116,000	1,051,706
Machinery — 0.3%
AGCO Corp., 5.80%, 3/21/34	5,164,000	5,193,704
Ingersoll Rand, Inc., 5.70%, 8/14/33	3,097,000	3,170,568
Nordson Corp., 4.50%, 12/15/29	8,280,000	8,081,239
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	3,542,000	3,590,775
		20,036,286
Media — 0.3%
Comcast Corp., 2.94%, 11/1/56	11,205,000	6,531,645
Time Warner Cable LLC, 6.55%, 5/1/37	9,345,000	9,053,497
		15,585,142
Metals and Mining — 0.2%
Glencore Funding LLC, 5.63%, 4/4/34(1)	2,545,000	2,535,168
Glencore Funding LLC, 5.89%, 4/4/54(1)	1,395,000	1,354,791
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	6,475,000	6,446,326
		10,336,285
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	12,810,000	12,091,659

Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.90%, 8/1/41	4,452,000	3,991,878
Engie SA, 5.875%, 4/10/54(1)	8,500,000	8,364,880
Sempra, 3.25%, 6/15/27	2,808,000	2,704,564
WEC Energy Group, Inc., 5.60%, 9/12/26	2,493,000	2,527,003
		17,588,325
Oil, Gas and Consumable Fuels — 1.7%
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,150,000	2,996,079
Cheniere Energy, Inc., 4.625%, 10/15/28	7,390,000	7,234,877
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	6,225,000	6,389,283
Diamondback Energy, Inc., 6.25%, 3/15/33	5,980,000	6,219,065
Enbridge, Inc., VRN, 6.00%, 1/15/77	8,880,000	8,810,229
Energy Transfer LP, 6.55%, 12/1/33	9,456,000	10,072,720
Energy Transfer LP, 6.125%, 12/15/45	6,130,000	6,058,998
Eni SpA, 5.95%, 5/15/54(1)	5,504,000	5,289,109
EnLink Midstream LLC, 5.65%, 9/1/34	1,479,000	1,475,039
Expand Energy Corp., 6.75%, 4/15/29(1)	15,075,000	15,252,146
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	12,413,000	12,267,495
Northern Natural Gas Co., 5.625%, 2/1/54(1)	2,175,000	2,093,564
Occidental Petroleum Corp., 5.375%, 1/1/32	6,172,000	6,047,363
Occidental Petroleum Corp., 6.45%, 9/15/36	2,880,000	2,950,341
Shell Finance U.S., Inc., 4.375%, 5/11/45	3,230,000	2,702,326
SM Energy Co., 6.75%, 9/15/26	4,530,000	4,532,624
		100,391,258
Passenger Airlines — 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	10,110,000	10,181,002
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 5.50%, 2/22/44	2,152,000	2,138,060
Bristol-Myers Squibb Co., 5.55%, 2/22/54	7,225,000	7,013,930
Eli Lilly & Co., 5.00%, 2/9/54	3,591,000	3,302,585
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/26	8,200,000	8,192,390
		20,646,965
Real Estate Management and Development — 0.0%
Essential Properties LP, 2.95%, 7/15/31	2,904,000	2,476,718
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	7,125,000	7,229,524
Intel Corp., 3.90%, 3/25/30	9,560,000	8,964,665
Intel Corp., 5.15%, 2/21/34	4,875,000	4,679,163
		20,873,352
Software — 0.7%
AppLovin Corp., 5.375%, 12/1/31	5,550,000	5,554,059
AppLovin Corp., 5.95%, 12/1/54	4,444,000	4,381,522
Open Text Corp., 6.90%, 12/1/27(1)	13,598,000	14,064,112
Oracle Corp., 3.60%, 4/1/40	7,520,000	5,883,264
Oracle Corp., 5.375%, 9/27/54	4,850,000	4,474,403
Oracle Corp., 5.50%, 9/27/64	4,045,000	3,704,617
		38,061,977
Specialized REITs — 0.4%
Crown Castle, Inc., 5.20%, 9/1/34	7,781,000	7,584,940
EPR Properties, 4.95%, 4/15/28	9,175,000	9,028,076
EPR Properties, 3.75%, 8/15/29	1,930,000	1,790,546
VICI Properties LP, 5.75%, 4/1/34	4,875,000	4,923,199
VICI Properties LP, 6.125%, 4/1/54	2,120,000	2,107,795
		25,434,556

Specialty Retail — 0.2%
AutoZone, Inc., 6.55%, 11/1/33	3,780,000	4,069,500
Home Depot, Inc., 5.30%, 6/25/54	4,148,000	3,977,450
Lowe's Cos., Inc., 5.625%, 4/15/53	5,445,000	5,236,660
		13,283,610
Technology Hardware, Storage and Peripherals — 0.3%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	7,330,000	7,147,822
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	4,887,000	4,768,304
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	5,570,000	5,247,023
		17,163,149
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc., 5.50%, 3/11/35	7,553,000	7,350,456
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.95%, 2/15/29(1)	3,700,000	3,780,902
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 6.70%, 12/15/33	8,253,000	8,736,081
TOTAL CORPORATE BONDS (Cost $1,284,593,683)		1,261,788,049
U.S. TREASURY SECURITIES — 13.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,182,557
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	9,845,482
U.S. Treasury Bonds, 3.50%, 2/15/39	30,500,000	26,746,728
U.S. Treasury Bonds, 4.375%, 11/15/39	5,000,000	4,794,894
U.S. Treasury Bonds, 4.625%, 2/15/40	3,000,000	2,954,525
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,790,556
U.S. Treasury Bonds, 1.375%, 11/15/40	4,000,000	2,477,463
U.S. Treasury Bonds, 1.875%, 2/15/41	2,500,000	1,675,802
U.S. Treasury Bonds, 3.75%, 8/15/41	11,000,000	9,680,792
U.S. Treasury Bonds, 2.375%, 2/15/42	30,000,000	21,368,064
U.S. Treasury Bonds, 3.00%, 5/15/42	19,500,000	15,311,506
U.S. Treasury Bonds, 3.25%, 5/15/42	11,500,000	9,358,700
U.S. Treasury Bonds, 3.375%, 8/15/42	18,500,000	15,277,368
U.S. Treasury Bonds, 4.00%, 11/15/42	9,000,000	8,101,495
U.S. Treasury Bonds, 3.875%, 5/15/43	10,000,000	8,804,361
U.S. Treasury Bonds, 4.375%, 8/15/43	32,000,000	30,122,019
U.S. Treasury Bonds, 4.75%, 11/15/43	68,000,000	67,162,815
U.S. Treasury Bonds, 4.50%, 2/15/44	34,800,000	33,226,411
U.S. Treasury Bonds, 4.625%, 5/15/44	30,000,000	29,093,097
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	776,935
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,275,432
U.S. Treasury Bonds, 3.00%, 5/15/45	14,000,000	10,582,353
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	5,473,214
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,517,877
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,510,076
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,534,516
U.S. Treasury Bonds, 2.00%, 2/15/50	5,000,000	2,904,715
U.S. Treasury Bonds, 4.125%, 8/15/53	9,000,000	8,018,606
U.S. Treasury Bonds, 4.75%, 11/15/53	10,000,000	9,896,066
U.S. Treasury Bonds, 4.25%, 8/15/54	12,000,000	10,961,222
U.S. Treasury Notes, 4.25%, 3/15/27(2)	1,000,000	999,895
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,718,475
U.S. Treasury Notes, 3.375%, 9/15/27	25,000,000	24,434,399
U.S. Treasury Notes, 4.125%, 11/15/27	70,000,000	69,702,057
U.S. Treasury Notes, 4.00%, 12/15/27	81,000,000	80,380,229
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,787,824

U.S. Treasury Notes, 3.875%, 12/31/29	5,000,000	4,885,664
U.S. Treasury Notes, 4.00%, 2/28/30	1,000,000	981,721
U.S. Treasury Notes, 4.875%, 10/31/30	89,000,000	90,984,704
U.S. Treasury Notes, 4.375%, 11/30/30	40,000,000	39,863,747
U.S. Treasury Notes, 3.75%, 12/31/30(2)	44,000,000	42,402,764
U.S. Treasury Notes, 4.00%, 1/31/31(2)	15,000,000	14,638,251
U.S. Treasury Notes, 4.125%, 11/30/31	10,000,000	9,788,842
TOTAL U.S. TREASURY SECURITIES (Cost $788,502,315)		748,994,219
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.5%
Private Sponsor Collateralized Mortgage Obligations — 8.1%
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1, 6.29%, 2/25/64(1)	17,911,965	18,064,365
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(1)	17,661,444	16,033,965
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(1)	18,919,746	18,948,319
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	7,130,961	7,156,548
Chase Home Lending Mortgage Trust, Series 2024-6, Class A4, VRN, 6.00%, 5/25/55(1)	12,776,389	12,851,235
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	15,176,988	15,125,441
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	21,998,582	21,825,797
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	10,026,483	9,992,146
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	11,256	10,804
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	29,995,786	29,907,623
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(1)	1,048,995	990,927
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	3,706,712	3,042,447
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	12,606,408	11,730,389
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	2,125,916	1,817,683
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(1)	9,624,743	9,659,032
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	11,522,610	11,461,146
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	1,888,112	1,659,498
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	19,381,315	19,320,277
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	15,467,085	15,398,109
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	26,876,688	26,920,015
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	11,593,677	11,657,143
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	16,882,403	16,948,135
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	15,840,505	15,884,066
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(1)	9,398,584	8,179,729
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(1)	3,292,774	3,052,418
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(1)	13,215,469	13,350,194
OBX Trust, Series 2024-HYB1, Class A1, SEQ, VRN, 3.63%, 3/25/53(1)	4,059,468	3,996,109
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.64%, 4/25/53(1)	6,659,515	6,504,572
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	6,326,962	6,381,513
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	24,696,341	24,522,753
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	11,857,941	11,888,445
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	6,801,301	6,776,683
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(1)	15,541,035	15,659,423
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	8,783,962	8,735,814
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	11,228,719	11,193,396
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(1)	17,874,917	17,917,653
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	9,099,197	9,070,814
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	910,268	800,367
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.71%, 3/25/64(1)	20,023,466	20,006,582
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(1)	1,917,655	1,743,857
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	2,262,708	2,059,083
		468,244,515
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.57%, (30-day average SOFR plus 2.00%), 6/25/43(1)	2,611,671	2,627,871

FHLMC, Series 3397, Class GF, VRN, 5.21%, (30-day average SOFR plus 0.61%), 12/15/37	722,060	716,190
FNMA, Series 2017-C03, Class 1M2C, VRN, 7.68%, (30-day average SOFR plus 3.11%), 10/25/29	1,790,000	1,832,372
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	137,220,918	17,766,116
GNMA, Series 2007-5, Class FA, VRN, 4.62%, (1-month SOFR plus 0.25%), 2/20/37	581,771	581,585
		23,524,134
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $491,837,694)		491,768,649
COLLATERALIZED LOAN OBLIGATIONS — 5.6%
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.63%, (1-month SOFR plus 2.23%), 2/19/38(1)	8,614,622	8,640,480
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.48%, (1-month SOFR plus 1.08%), 12/15/35(1)	2,666,496	2,667,085
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.74%, (3-month SOFR plus 1.08%), 10/15/31(1)	12,761,307	12,779,867
BXMT Ltd., Series 2020-FL2, Class A, VRN, 5.40%, (1-month SOFR plus 1.01%), 2/15/38(1)	1,739,885	1,711,718
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 6.52%, (3-month SOFR plus 1.86%), 7/15/30(1)	5,725,000	5,729,606
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 6.98%, (3-month SOFR plus 2.46%), 8/14/30(1)	8,150,000	8,181,857
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 5.67%, (3-month SOFR plus 1.15%), 8/15/31(1)	13,312,289	13,334,454
Elmwood CLO 24 Ltd., Series 2023-3A, Class BR, VRN, 6.05%, (3-month SOFR plus 1.60%), 1/17/38(1)	27,275,000	27,392,659
Elmwood CLO 37 Ltd., Series 2024-13A, Class B, VRN, 6.13%, (3-month SOFR plus 1.50%), 1/17/38(1)(3)	13,825,000	13,825,000
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 6.33%, (3-month SOFR plus 1.70%), 1/17/38(1)(3)	13,825,000	13,825,000
Elmwood CLO IV Ltd., Series 2020-1A, Class AR, VRN, 6.09%, (3-month SOFR plus 1.46%), 4/18/37(1)	19,275,000	19,344,615
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 6.08%, (3-month SOFR plus 1.75%), 1/20/39(1)	13,825,000	13,825,000
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.49%, (3-month SOFR plus 1.86%), 7/18/30(1)	9,725,000	9,755,751
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.03%, (3-month SOFR plus 1.41%), 7/20/31(1)	5,676,149	5,685,931
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 6.10%, (3-month SOFR plus 1.80%), 1/20/38(1)(3)	13,825,000	13,825,000
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.74%, (3-month SOFR plus 1.12%), 10/20/29(1)	9,481,752	9,492,569
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)	6,375,000	6,375,000
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.94%, (1-month SOFR plus 1.56%), 10/16/36(1)	17,817,000	17,620,204
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 6.61%, (3-month SOFR plus 1.96%), 1/16/31(1)	9,200,000	9,218,614
Oaktree CLO Ltd., Series 2024-28A, Class C, VRN, 6.23%, (3-month SOFR plus 1.90%), 1/15/38(1)	18,425,000	18,479,864
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 6.38%, (3-month SOFR plus 1.76%), 7/19/30(1)	13,675,000	13,702,613
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A1, VRN, 5.60%, (3-month SOFR plus 1.08%), 8/8/32(1)	17,657,187	17,668,211
Ready Capital Mortgage Financing LLC, Series 2023-FL12, Class A, VRN, 6.67%, (1-month SOFR plus 2.34%), 5/25/38(1)	2,964,359	2,972,710
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.44%, (3-month SOFR plus 1.91%), 8/15/30(1)	16,550,000	16,591,289
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 7.12%, (1-month SOFR plus 2.75%), 5/19/38(1)	6,123,792	6,131,229
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 6.09%, (3-month SOFR plus 1.65%), 10/20/34(1)	21,525,000	21,562,036
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 6.46%, (3-month SOFR plus 1.83%), 10/18/30(1)	9,275,000	9,275,664
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $319,031,519)		319,614,026
ASSET-BACKED SECURITIES — 5.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	10,582,000	10,047,568
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	10,039,867	9,176,825
BRAVO Residential Funding Trust, Series 2024-CES1, Class A1A, 6.38%, 4/25/54(1)	9,486,625	9,590,318
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(1)	13,233,833	13,063,643
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	3,634,068	3,436,351
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	1,462,117	1,406,389
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	11,800,000	11,261,707
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	28,969,852	27,080,345
Enterprise Fleet Financing LLC, Series 2024-1, Class A2, SEQ, 5.23%, 3/20/30(1)	11,204,827	11,289,280
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	18,500,000	17,438,945
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,135,889	5,538,722
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)	7,218,654	5,882,885
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	3,184,359	2,592,714
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(1)	10,375,000	10,492,898

MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	4,886,491	4,513,437
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	22,715,000	20,429,062
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	10,917,843	10,991,704
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	12,689,914	12,750,652
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(1)	7,754,810	7,803,799
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	16,939,786	17,164,587
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(1)	16,117,707	16,253,254
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(1)	5,301,061	5,277,854
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(1)	5,425,000	5,514,778
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(1)	3,150,000	3,197,249
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(1)	1,482,733	1,436,469
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	20,737,000	21,017,449
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	9,075,000	9,059,090
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	11,807,326	11,919,813
TOTAL ASSET-BACKED SECURITIES (Cost $291,544,192)		285,627,787
PREFERRED STOCKS — 3.9%
Banks — 3.2%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	21,200,000	21,169,309
Bank of Nova Scotia, 4.90%	9,220,000	9,147,114
Barclays PLC, 6.125%	21,145,000	21,121,666
BNP Paribas SA, 7.375%(1)	4,750,000	4,787,017
Credit Agricole SA, 8.125%(1)	19,150,000	19,558,374
Danske Bank AS, 7.00%	12,000,000	12,052,020
Fifth Third Bancorp, 4.50%	8,985,000	8,883,755
ING Groep NV, 5.75%	3,020,000	2,982,689
ING Groep NV, 6.50%	5,980,000	5,995,610
Intesa Sanpaolo SpA, 7.70%(1)	8,450,000	8,471,307
Lloyds Banking Group PLC, 7.50%	7,000,000	7,072,569
Macquarie Bank Ltd., 6.125%(1)	7,296,000	7,361,569
NatWest Group PLC, 6.00%	7,000,000	6,979,698
Nordea Bank Abp, 6.625%(1)	9,000,000	9,049,698
Skandinaviska Enskilda Banken AB, 6.875%	4,600,000	4,637,663
Societe Generale SA, 5.375%(1)	7,060,000	6,015,490
Societe Generale SA, 8.00%(1)	17,700,000	17,905,338
Societe Generale SA, 8.125%(1)	3,293,000	3,236,336
Standard Chartered PLC, 6.00%(1)	8,728,000	8,744,623
		185,171,845
Capital Markets — 0.4%
Deutsche Bank AG, 4.79%	3,000,000	2,943,750
Deutsche Bank AG, 7.50%	14,600,000	14,603,055
UBS Group AG, 6.875%	5,795,000	5,810,154
		23,356,959
Multi-Utilities — 0.2%
Sempra, 4.875%	7,316,000	7,239,086
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	6,000,000	5,959,698
TOTAL PREFERRED STOCKS (Cost $221,318,044)		221,727,588
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/29(1)	8,788,000	8,895,697
Bank5, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	22,562,295
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,448,507
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	5,852,000	6,053,217
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	8,839,868	7,867,816

BX Trust, Series 2018-GW, Class A, VRN, 5.50%, (1-month SOFR plus 1.10%), 5/15/35(1)	9,307,000	9,307,504
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(1)	18,507,000	18,073,220
DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(1)	9,714,000	9,833,022
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,487,890
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(1)	13,305,000	13,795,624
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $122,548,182)		122,324,792
EXCHANGE-TRADED FUNDS — 1.6%
Invesco Senior Loan ETF	2,860,900	60,279,163
SPDR Blackstone Senior Loan ETF	715,600	29,861,988
TOTAL EXCHANGE-TRADED FUNDS (Cost $90,511,478)		90,141,151
MUNICIPAL SECURITIES — 0.8%
California State University Rev., 2.98%, 11/1/51	4,000,000	2,681,716
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,818,257
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	9,069,942
Houston GO, 3.96%, 3/1/47	2,500,000	2,106,707
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,673,525
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,375,000	1,454,541
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,719,875
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	99,433
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,084,409
New York City GO, 5.97%, 3/1/36	500,000	513,439
New York City GO, 6.27%, 12/1/37	335,000	352,021
New York State Dormitory Authority Rev., Series F, 3.19%, 2/15/43 (4)	500,000	385,644
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,107,748
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,135,855
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,661,547
State of California GO, 4.60%, 4/1/38	3,035,000	2,828,120
State of California GO, 7.60%, 11/1/40	455,000	542,451
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	3,865,000	3,810,343
University of California Rev., 3.07%, 5/15/51	3,480,000	2,301,270
TOTAL MUNICIPAL SECURITIES (Cost $59,441,077)		47,346,843
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 6.25%, 7/15/32	1,000,000	1,108,951
FNMA, 0.75%, 10/8/27	29,724,000	26,983,156
FNMA, 0.875%, 8/5/30	4,300,000	3,552,444
FNMA, 6.625%, 11/15/30	10,000,000	11,108,049
Tennessee Valley Authority, 1.50%, 9/15/31	4,000,000	3,275,140
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $50,045,142)		46,027,740
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54 (Cost $4,775,130)	4,940,000	4,580,080
SHORT-TERM INVESTMENTS — 4.5%
Commercial Paper(5) — 3.5%
Lion Bay Funding LLC, 4.45%, 1/2/25(1)	130,700,000	130,668,461
Mainbeach Funding LLC, 4.45%, 1/2/25(1)	32,900,000	32,892,061
Overwatch Alpha Funding LLC, 4.45%, 1/2/25 (LOC: Bank of Nova Scotia)(1)	33,700,000	33,691,849
		197,252,371
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	444,221	444,221
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $8,591,382), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $8,422,453)		8,420,395

Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 1/31/28, valued at $50,482,885), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $49,505,236)	49,493,000
57,913,395
TOTAL SHORT-TERM INVESTMENTS (Cost $255,633,831)	255,609,987
TOTAL INVESTMENT SECURITIES — 104.7% (Cost $6,189,576,778)	6,018,042,222
OTHER ASSETS AND LIABILITIES — (4.7)%	(269,051,899)
TOTAL NET ASSETS — 100.0%	$5,748,990,323

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2,009	March 2025	$413,069,236	$565,273
U.S. Treasury 5-Year Notes	2,543	March 2025	270,332,822	(1,826,605)
U.S. Treasury 10-Year Notes	1,231	March 2025	133,871,250	(911,900)
U.S. Treasury Long Bonds	99	March 2025	11,270,531	(41,568)
U.S. Treasury Ultra Bonds	1,246	March 2025	148,157,188	(10,467,041)
			$976,701,027	$(12,681,841)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	1,272	March 2025	$141,589,500	$2,670,225
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
LOC	–	Letter of Credit
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,711,884,056, which represented 29.8% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $17,867,672.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$2,122,491,311	—
Corporate Bonds	—	1,261,788,049	—
U.S. Treasury Securities	—	748,994,219	—
Collateralized Mortgage Obligations	—	491,768,649	—
Collateralized Loan Obligations	—	319,614,026	—
Asset-Backed Securities	—	285,627,787	—
Preferred Stocks	—	221,727,588	—
Commercial Mortgage-Backed Securities	—	122,324,792	—
Exchange-Traded Funds	$90,141,151	—	—
Municipal Securities	—	47,346,843	—
U.S. Government Agency Securities	—	46,027,740	—
Sovereign Governments and Agencies	—	4,580,080	—
Short-Term Investments	444,221	255,165,766	—
	$90,585,372	$5,927,456,850	—
Other Financial Instruments
Futures Contracts	$3,235,498	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$13,247,114	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.